Fair Value Measurements - Summary of Financial Assets Measured at Fair Value on Recurring Basis (Details) - Recurring Basis [Member] - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents		$ 74
Investments	$ 3,312	3,530
Money Market [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	15	74
Investments		696
Fair Value			$ 5,449
Treasury Bills and Treasury Note[Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	2,309	2,062
Government Agency Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	1,003	772
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents		74
Investments	1,003	1,468
Level 1 [Member] | Money Market [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	15	74
Investments		696
Fair Value			$ 5,449
Level 1 [Member] | Government Agency Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	1,003	772
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	2,309	2,062
Level 2 [Member] | Treasury Bills and Treasury Note[Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	$ 2,309	$ 2,062